Debt - Additional Information (Detail) $ in Millions		12 Months Ended
	Apr. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 2,750
Line of credit facility, maturity date	Jun. 24, 2024
Interest paid in cash		$ 122	$ 104
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €				€ 550,000,000
Asian Tranche [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200
Mexican Tranche [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €				600,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Gross amount outstanding under the credit facility		$ 0
Line of credit facility, expiration period		364 days
Line of credit facility, maturity date	Jun. 24, 2026	Dec. 09, 2022
Line of credit facility, remaining borrowing capacity	$ 2,600
Line of credit facility, average outstanding amount		$ 6	13
Current Borrowing Capacity		$ 750
Bank Indebtedness [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Covenant percentage USD cash deposit to outstanding euro balance		105.00%
U.S. Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,000
Short term borrowings		$ 0	$ 0
Euro-Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity | €				€ 500,000,000